Leases - Summary of Quantitative information about Right of Use Assets and Lease Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets – Property and equipment
Right-of-use assets	€ 22,905	€ 25,513	€ 27,968
Lease liabilities – Loans and borrowings
Current	6,013	7,593
Non-current	17,885	19,985
Land and buildings
Right-of-use assets – Property and equipment
Right-of-use assets	22,905	25,513
Other facilities and equipment
Right-of-use assets – Property and equipment
Right-of-use assets	€ 132	€ 100